Note 4 - Loans - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Principal amount	$ 2,208,457	$ 2,096,308	$ 1,788,560
Allowance for credit losses	(1,455)	(1,453)	(1,832)
Accrued interest	8,636	8,195	6,996
Total loans, net of allowance for credit losses	2,215,638	2,103,050	1,793,724
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Principal amount	722,829	757,576	712,256
Allowance for credit losses	(1,045)	(1,114)	(1,513)	$ (1,366)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Principal amount	14,600	26,569	31,663
Allowance for credit losses	(36)	(45)	(72)	(137)
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Principal amount	1,439,781	1,279,576	1,008,029
Allowance for credit losses	(370)	(275)	(207)	(215)
Public sector and other financing [member]
Statement Line Items [Line Items]
Principal amount	31,247	32,587	36,612
Allowance for credit losses	$ (4)	$ (19)	$ (40)	$ (57)